Management of Financial Risk (Details 2) $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Statement [Line Items]
Cash	$ 2,811,000		$ 3,825,000
Marketable Securities	1,534,000	$ 1,534	855,000	$ 855	$ 1,300
Receivables and prepaids	924,000		1,131,000
Accounts Payable And Accrued Liabilities	652,000		1,296,000
Deferred compensation liability	$ (1,377,000)		(1,399)
Canadian Dollars
Statement [Line Items]
Cash		2,811		3,825
Marketable Securities		1,534		855
Receivables and prepaids		924		1,131
Accounts Payable And Accrued Liabilities		(652)		(1,296)
Lease Liability		(215)		(257)
Deferred compensation liability		(244)	$ 0
Net Financial Assets (liabilities)		$ 4,158		$ 4,258